Income Taxes - Components of Income (Loss) before the Provision for Income Taxes by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Contingency [Line Items]
Income (loss) before provision for (benefit from) income taxes	$ 304,048	$ (976,925)	$ 323,413
United Kingdom
Income Tax Contingency [Line Items]
United Kingdom	195,629	(408,595)	87,269
United States
Income Tax Contingency [Line Items]
Foreign	(363,507)	(1,173,601)	(355,451)
Italy
Income Tax Contingency [Line Items]
Foreign	535,643	479,851	578,221
All other
Income Tax Contingency [Line Items]
Foreign	$ (63,717)	$ 125,420	$ 13,374